Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Notes to Financial Statements
Summary of Notional Amounts of Derivatives

	Yen (millions)
	2011	2010
Forward exchange contracts:
To sell foreign currencies	228,088	204,084
To buy foreign currencies	122,653	93,659
Cross currency swap agreements:
To sell foreign currencies	96,712	78,381
To buy foreign currencies	100,586	107,778
Interest rate swaps	280,951	354,492
Option contracts	7,221	935

Effects of Derivative Instruments for Fair Value Hedges on Consolidated Statement of Operations
Effective portion of derivatives designated as hedging instruments and related hedged items
Hedging instruments			Related hedged items
Derivatives	Location	Yen (millions)	Items	Location	Yen (millions)
Forward exchange contracts	Other income	8,955	Accounts receivable and accounts payable	Other income	(8,576)
Cross currency swap agreements	Interest charges	2,693	Long-term debt	Interest charges	(3,010)

		11,648			(11,586)

Ineffective portion and amount excluded from effectiveness test
Derivatives	Location	Yen (millions)
Forward exchange contracts	Other income	(682)
Cross currency swap agreements	Other income	1,412
Interest rate swaps	Interest charges	54

		784

Effective portion of derivatives designated as hedging instruments and related hedged items
Hedging instruments			Related hedged items
Derivatives	Location	Yen (millions)	Items	Location	Yen (millions)
Forward exchange contracts	Other income	5,871	Accounts receivable and accounts payable	Other income	(5,877)
Cross currency swap agreements	Interest charges	(6,368)	Long-term debt	Interest charges	6,514

		(497)			637

Ineffective portion and amount excluded from effectiveness test
Derivatives	Location	Yen (millions)
Forward exchange contracts	Other income	(175)
Cross currency swap agreements	Other income	3,206
Interest rate swaps	Interest charges	580

		3,611

Effective portion of derivatives designated as hedging instruments and related hedged items
Hedging instruments			Related hedged items
Derivatives	Location	Yen (millions)	Items	Location	Yen (millions)
Forward exchange contracts	Other deductions	(6,814)	Accounts receivable and accounts payable	Other deductions	5,832
	Other deductions	(590)	Short-term investments and short-term debt	Other deductions	614
Cross currency swap agreements	Other deductions	(3,036)	Investments and advances	Other deductions	3,053
	Interest charges	(3,115)	Long-term debt	Interest charges	2,900

		(13,555)			12,399

Ineffective portion and amount excluded from effectiveness test
Derivatives	Location	Yen (millions)
Forward exchange contracts	Other deductions	227
Cross currency swap agreements	Other deductions	(2,065)
Interest rate swaps	Interest charges	(58)

		(1,896)

Effect of Derivative Instruments for Cash Flow Hedges on Consolidated Statement of Operations
Gain (loss) recognized in OCI
Effective portion of derivatives designated as hedging instruments
Derivatives	Yen (millions)
Forward exchange contracts	(220)
Cross currency swap agreements	(153)
Interest rate swaps	1,879
Option contracts	781

2,287

Gain (loss) reclassified from AOCI into consolidated statement of operations
Effective portion of derivatives designated as hedging instruments
Derivatives	Location	Yen (millions)
Forward exchange contracts	Other income	166
Cross currency swap agreements	Other income	(4,174)
Interest rate swaps	Interest charges	(173)
Option contracts	Other income	(701)

		(4,882)

Gain on derivatives designated as cash flow hedging instruments
Ineffective portion and amount excluded from effectiveness test
Derivatives	Location	Yen (millions)
Forward exchange contracts	Other income	269
Cross currency swap agreements	Other income	66
Interest rate swaps	Interest charges	67

		402

Gain (loss) recognized in OCI
Effective portion of derivatives designated as hedging instruments
Derivatives	Yen (millions)
Forward exchange contracts	1,323
Cross currency swap agreements	2,435
Interest rate swaps	(2,469)
Option contracts	639

1,928

Gain (loss) reclassified from AOCI into consolidated statement of operations
Effective portion of derivatives designated as hedging instruments
Derivatives	Location	Yen (millions)
Forward exchange contracts	Other income	(1,007)
Cross currency swap agreements	Other income	(7,536)
Interest rate swaps	Interest charges	1,756
Option contracts	Other income	(634)

		(7,421)

Gain (loss) on derivatives designated as cash flow hedging instruments
Ineffective portion and amount excluded from effectiveness test
Derivatives	Location	Yen (millions)
Forward exchange contracts	Other income	245
Cross currency swap agreements	Other income	(3,378)
Interest rate swaps	Interest charges	589

		(2,544)

Gain (loss) recognized in OCI
Effective portion of derivatives designated as hedging instruments
Derivatives	Yen (millions)
Forward exchange contracts	638
Cross currency swap agreements	(1,685)
Interest rate swaps	(1,025)
Option contracts	8

(2,064)

Gain (loss) reclassified from AOCI into consolidated statement of operations
Effective portion of derivatives designated as hedging instruments
Derivatives	Location	Yen (millions)
Forward exchange contracts	Other deductions	(1,623)
Cross currency swap agreements	Other deductions	(1,080)
Interest rate swaps	Interest income	830
Option contracts	Other deductions	(1,492)

		(3,365)

Gain (loss) on derivatives designated as cash flow hedging instruments
Ineffective portion and amount excluded from effectiveness test
Derivatives	Location	Yen (millions)
Forward exchange contracts	Other deductions	(1,598)
Cross currency swap agreements	Other deductions	(358)
Interest rate swaps	Interest income	120

		(1,836)